REVERSE RECAPITALIZATION - General (Details)		3 Months Ended		12 Months Ended
	Feb. 24, 2026 USD ($) D director $ / shares shares	Feb. 28, 2026 shares	Feb. 28, 2025	Nov. 30, 2025
ACQUISITION OF OREGON ENERGY
Exchange ratio for nonredeemable common stock		5.8349	5.8349	5.8349
Number of board of directors | director	5
Series A cumulative preferred stock, redeemable
ACQUISITION OF OREGON ENERGY
Series A Cumulative Convertible Preferred Stock issued	29,700
Conversion ratio	84.18
PIPE financing warrants
ACQUISITION OF OREGON ENERGY
Warrants issued	2,500,000	2,500,000
Proceeds from issuance of warrants | $	$ 29,700,000
Reverse recapitalization warrants
ACQUISITION OF OREGON ENERGY
Warrants issued		20,922,133
SVII
ACQUISITION OF OREGON ENERGY
Number of shares issued for Class A and Class B common stock	3,630,051
Number of board of directors authority to designate | director	1
Oregon Energy LLC
ACQUISITION OF OREGON ENERGY
Number of common shares issued for acquisition of Oregon Energy	1,710,991
Eagle Energy
ACQUISITION OF OREGON ENERGY
Number of shares exchanged for nonredeemable common stock	18,888,289
Exchange ratio for nonredeemable common stock	5.8349
Number of shares exchanged for redeemable common stock	2,750,000
Exchange ratio for redeemable common stock	5.8
Number of earnout shares issuable	1,500,000
Stock price | $ / shares	$ 16
Number of trading days | D	20
Number of consecutive trading days | D	30
Number of board of directors authority to designate | director	4
Eagle Energy | Eagle Energy Nuclear Corp
ACQUISITION OF OREGON ENERGY
Ownership	67.45%
Eagle Energy | SVII and Eagle Energy Nuclear Corp
ACQUISITION OF OREGON ENERGY
Number of shares issued for transaction costs	300,000
Eagle Energy | SVII
ACQUISITION OF OREGON ENERGY
Exchange ratio	1
Number of shares issued for rights	2,299,982
Number of rights	23,000,000
Rights exchange ratio	10
Number of shares issued	5,930,033
Settlement of pre-existing liabilities | $	$ 2,422,133
Eagle Energy | SVII | Reverse recapitalization warrants
ACQUISITION OF OREGON ENERGY
Warrants issued	18,500,000
Number of warrants issued for settlement of liability	2,422,133
Warrant issue price per share | $ / shares	$ 1